Income Taxes (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 22, 2017	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Details) [Line Items]
Corporate tax, description	The Company has considered the accounting impact of the effects of the Act during the year ended December 31, 2018 including a reduction in the corporate tax rate from 34% to 21% among other changes.
Income tax rate				(67.53%)	18.65%
United States [Member]
Income Taxes (Details) [Line Items]
Net taxable operating loss carry forwards (in Dollars)		$ 102,000		$ 102,000
NOLs expiration				Dec. 31, 2034
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Profit tax rate		16.50%		16.50%
Singpore [Member]
Income Taxes (Details) [Line Items]
Profit tax rate		17.00%		17.00%
China PRC [Member]
Income Taxes (Details) [Line Items]
Income tax rate		25.00%		25.00%
Maximum [Member] | United States [Member]
Income Taxes (Details) [Line Items]
Income tax rate						34.00%
Minimum [Member] | United States [Member]
Income Taxes (Details) [Line Items]
Income tax rate						21.00%